INCOME TAXES - Reconciliation Of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Earnings (loss) before income taxes	$ 41.7	$ (54.5)
Income tax provision - $26.5%	11.0	(14.5)
Increase (reduction) in income taxes resulting from:
Earnings in foreign jurisdictions subject to a different tax rate than $26.5%	(7.4)	(7.5)
Permanent items that are not included in income (losses) for tax purposes:
Non-deductible expenses	(3.3)	(1.8)
Income (losses) not recognized for tax purposes	1.0	(5.0)
Tax provisions not based on legal entity income or losses for the year:
Provincial mining duty tax	1.4	0.3
Non-resident withholding tax	15.8	12.1
Under (over) tax provisions	2.8	(2.2)
Other	0.8	1.6
Other adjustments:
Unrecognized recoveries in deferred tax provisions	46.7	39.0
Foreign exchange related to deferred income taxes	9.0	11.2
Other	0.3	0.2
Total income tax expense	$ 78.1	$ 33.4
Applicable tax rate	26.50%	26.50%